Offerings - Offering: 1	Dec. 05, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	3.125% Senior Notes due 2033
Amount Registered | shares	527,350,000
Proposed Maximum Offering Price per Unit	0.99406
Maximum Aggregate Offering Price	$ 524,217,541
Fee Rate	0.01531%
Amount of Registration Fee	$ 80,257.7
Offering Note
(1)
Amounts are based on a euro/U.S. dollar exchange rate of €1.00 = U.S. $1.0547, the noon buying rate in New York City on November 29, 2024 for cable transfers payable in euro, as announced by the U.S. Federal Reserve Board.

(2)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). This “Calculation of Registration Fee” table shall be deemed to update the “Calculation of Registration Fee” table in the Registration Statement on Form
S-3
(File Nos.
333-269534
and
333-269534-01)
filed by Johnson Controls International plc and Tyco Fire & Security Finance S.C.A., in accordance with Rules 456(b) and 457(r) under the Securities Act.